Cover	Mar. 27, 2023
Cover [Abstract]
Entity Registrant Name	HUAIZHONG HEALTH GROUP INC.
Entity Central Index Key	0001593204
Document Type	8-K/A
Amendment Flag	true
Amendment Description	None
Entity Emerging Growth Company	false
Document Period End Date	Mar. 27, 2023
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	90-1020141
Written Communications	false
Soliciting Material	false
Entity Address Address Line 1	Tianan Technology Park
Entity Address Address Line 2	13/F Headquarters Center Building 16
Entity Address Address Line 3	555 Panyu North Ave, Panyu District
Entity Address City Or Town	Guangzhou City
Entity Address Postal Zip Code	511493
City Area Code	86 (20)
Local Phone Number	2982-9356
Trading Symbol	ADAD
Entity File Number	001-55369
Entity Address Country	CN
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock